Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Other Intangible Assets [Line Items]
Amortization of intangible assets		$ 152
Impairment of goodwill and intangible assets	$ 2,500